Financial risk management - Summary of offsetting financial liabilities (Parenthetical) (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Offsetting financial liabilities [Line Items]
Financial liabilities	₩ 583,580,597	₩ 560,904,369
Financial assets pledged as collateral for liabilities	365,074	432,228
Equity and Derivative Linked Securities
Offsetting financial liabilities [Line Items]
Financial liabilities	₩ 7,541,895	8,320,041
Other Party
Offsetting financial liabilities [Line Items]
Financial liabilities		₩ 1,934,547